Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Trade and other payables [abstract]
Trade payables	£ 2,786	£ 3,249
Deferred payables	327	404
Customer contributions	34	171
Social security and other taxes	0	240
Contingent consideration	0	19
Other payables	929	985
Trade and other payables	£ 4,076	£ 5,068